Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
14.	Debt
Our debt consisted of the following (in millions):

	As of December 31,
	2021	2020
Current portion of long-term debt
Floating Rate Notes due 2021	—	200.0
3.375% Senior Notes due 2021	—	300.0
3.150% Senior Notes due 2022	750.0	—
1.414% Euro Notes due 2022	568.6	—
Japan Term Loan A	101.6	—
Japan Term Loan B	184.9	—

Total short-term debt	$1,605.1	$500.0

Long-term debt
3.150% Senior Notes due 2022	—	750.0
3.700% Senior Notes due 2023	86.3	300.0
1.450% Senior Notes due 2024	850.0	—
3.550% Senior Notes due 2025	863.0	2,000.0
3.050% Senior Notes due 2026	600.0	600.0
3.550% Senior Notes due 2030	257.5	900.0
2.600% Senior Notes due 2031	750.0	—
4.250% Senior Notes due 2035	253.4	253.4
5.750% Senior Notes due 2039	317.8	317.8
4.450% Senior Notes due 2045	395.4	395.4
1.414% Euro Notes due 2022	—	611.8
2.425% Euro Notes due 2026	568.6	611.8
1.164% Euro Notes due 2027	568.6	611.8
Japan Term Loan A	—	113.3
Japan Term Loan B	—	206.3
Debt discount and issuance costs	(36.4)	(48.2)
Adjustment related to interest rate swaps	(10.5)	3.1

Total long-term debt	$5,463.7	$7,626.5

At December 31, 2021, our total current and
non-current
debt of $7.1 billion consisted of $6.8 billion aggregate principal amount of senior notes, which included €1.5 billion of Euro-denominated senior notes (“Euro notes”), an ¥11.7 billion Japanese Yen term loan agreement (“Japan Term Loan A”) and a ¥21.3 billion Japanese Yen term loan agreement (“Japan Term Loan B”) that each will mature on September 27, 2022, partially offset by fair value adjustments totaling $10.5 million and debt discount and issuance costs of $36.4 million.
In 2021, we redeemed the $200.0 million outstanding principal amount of our Floating Rate Notes due 2021 and the $300.0 million outstanding principal amount of our 3.375% Senior Notes due 2021, in each case at a redemption price equal to 100% of the aggregate principal amount of the senior notes being redeemed, plus accrued and unpaid interest.

On November 24, 2021, we completed the offering of $850.0 million aggregate principal amount of our 1.450% Senior Notes due November 22, 2024 and $750.0 million aggregate principal amount of our 2.600% Senior Notes due November 24, 2031. Interest is payable on the 1.450% Senior Notes due 2024 on May 22 and November 22 of each year until maturity. Interest is payable on the 2.600% Senior Notes due 2031 on May 24 and November 24 of each year until maturity. We received net proceeds of $1,599.8 million.
On November 15, 2021, we commenced cash tender offers to purchase certain outstanding senior notes. The proceeds from the senior notes offering described above, together with cash on hand, were used to pay for the senior notes purchased in the cash tender offers. The cash tender offers resulted in the following principal amount of the notes tendered: $213.7 million of the 3.700% Senior Notes due 2023, $1,137.0 million of the 3.550% Senior Notes due 2025, and $642.5 million of the 3.550% Senior Notes due 2030. As a result, we recorded a loss on the extinguishment of debt in the amount of $165.1 million in our consolidated statement of earnings for the year ended December 31, 2021. The components of this loss were the reacquisition price of $2,154.8 million minus the carrying value of the debt of $1,982.7 million (including debt discount and issuance costs) plus debt tender fees of $5.0 million minus a gain of $12.0 million on a reverse treasury lock that we entered into to offset any increases or decreases to the premium associated with the tender offer from the date we entered into the lock.
On December 30, 2020, we redeemed $250.0 million of the $450.0 million outstanding principal amount of our Floating Rate Notes due 2021, with cash on hand.
On March 20, 2020, we completed the offering of $600.0 million aggregate principal amount of our 3.050% Senior Notes due on January 15, 2026 and $900.0 million aggregate principal amount of our 3.550% Senior Notes due on March 20, 2030. Interest is payable on the 3.050% Senior Notes due 2026 on January 15 and July 15 of each year until maturity. Interest payable on the 3.550% Senior Notes is payable semi-annually, commencing on September 20, 2020 until maturity. The proceeds from this senior notes offering, together with cash on hand, were used to repay at maturity the $1.5 billion outstanding principal amount of our 2.700% Senior Notes due on April 1, 2020.
On August 20, 2021, we entered into a new five-year revolving credit agreement (the “2021 Five-Year Credit Agreement”) and a new
364-day
revolving credit agreement (the “2021
364-Day
Revolving Credit Agreement”), as described below. These credit agreements will be used for general corporate purposes.
The 2021 Five-Year Credit Agreement contains a five-year unsecured revolving facility of $1.5 billion (the “2021 Five-Year Revolving Facility”). The 2021 Five-Year Credit Agreement replaces the previous revolving credit agreement (the “2019 Credit Agreement”), which contained a five-year unsecured multicurrency revolving facility of $1.5 billion (the “2019 Multicurrency Revolving Facility”). There were no borrowings outstanding under the 2019 Credit Agreement at the time it was terminated.
The 2021 Five-Year Credit Agreement will mature on August 20, 2026, with two one-year
extensions exercisable at our discretion and subject to required lender consent. The 2021 Five-Year Credit Agreement also includes an uncommitted incremental feature allowing us to request an increase of the facility by an aggregate amount of up to $500.0 million. As of December 31, 2021, there were no outstanding borrowings under the 2021 Five-Year Revolving Facility.
Borrowings under the 2021 Five-Year Credit Agreement bear interest at floating rates, based upon either LIBOR for the applicable interest period or at an alternate base rate, in each case, plus an applicable margin determined by reference to our senior unsecured long-term debt credit rating. We pay a facility fee on the aggregate amount of the 2021 Five-Year Revolving Facility at a rate determined by reference to our senior unsecured long-term debt credit rating. The 2021 Five-Year Credit Agreement contains customary affirmative and negative covenants and events of default for unsecured financing arrangements, including, among other things, limitations on consolidations, mergers, and sales of assets. The Five-Year Credit Agreement also requires us to maintain a consolidated indebtedness to consolidated EBITDA ratio of no greater than 4.5 to 1.0 as of the last day of any period of four consecutive fiscal quarters (with such ratio subject to increase to 5.0 to 1.0 for a period of time in connection with a qualified material acquisition and certain other restrictions). We were in compliance with all covenants under the 2021 Five-Year Credit Agreement as of December 31, 2021.
The 2021
364-Day
Revolving Credit Agreement is an unsecured revolving credit facility in the principal amount of $1.0 billion (the “2021
364-Day
Revolving Facility”). The 2021
364-Day
Revolving Credit Agreement replaced a credit agreement entered into on September 18, 2020 which was also a
364-day
unsecured revolving credit facility of $1.0 billion (the “September 2020 Revolving Facility”). There were no borrowings outstanding under the September 2020 Revolving Facility when it was terminated.
The 2021
364-Day
Revolving Facility will mature on August 19, 2022. Borrowings under the 2021
364-Day
Revolving Credit Agreement bear interest at floating rates based upon either LIBOR for the applicable interest period or at an alternate base rate, in each case, plus an applicable margin determined by reference to our senior unsecured long-term debt credit rating. We pay a facility fee on the aggregate amount of the 2021
364-Day
Revolving Facility at a rate determined by reference to our senior unsecured long-term debt credit rating. The 2021
364-Day
Revolving Credit Agreement contains customary affirmative and negative covenants and events of default for an unsecured financing arrangement including, among other things, limitations on consolidations, mergers, and sales of assets. The 2021
364-Day
Revolving Credit Agreement also requires us to maintain a consolidated indebtedness to consolidated EBITDA ratio of no greater than 4.5 to 1.0 as of the last day of any period of four consecutive fiscal quarters (with such ratio subject to increase to 5.0 to 1.0 in connection with a qualified material acquisition and certain other restrictions). We were in compliance with all covenants under the 2021
364-Day
Revolving Credit Agreement, as of December 31, 2021. As of December 31, 2021, there were no outstanding borrowings under the 2021
364-Day
Revolving Credit Agreement.
The estimated fair value of our senior notes as of December 31, 2021, based on quoted prices for the specific securities from transactions in over-the-counter
markets (Level 2), was $7,216.4 million. The estimated fair value of Japan Term Loan A and Japan Term Loan B, in the aggregate, as of December 31, 2021, based upon publicly available market yield curves and the terms of the debt (Level 2), was $286.2 million.
We entered into interest rate swap agreements which we designated as fair value hedges of underlying fixed-rate obligations on our senior notes due 2019 and 2021. These fair value hedges were settled in 2016. In 2018 and 2019, we entered into cross-currency interest rate swaps that we designated as net investment hedges. The excluded component of these net investment hedges is recorded in interest expense, net. See Note 1
6
for additional information regarding our interest rate swap agreements.
At December 31, 2021 and 2020, the weighted average interest rate for our borrowings was 2.8 percent and 3.0 percent, respectively. We paid $219.0 million, $193.1 million, and $226.9 million in interest during 2021, 2020, and 2019, respectively.